INVESTMENTS	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	INVESTMENTS
The following table presents Citi’s investments by category:

	December 31,
In millions of dollars	2021	2020
Debt securities available-for-sale (AFS)	$288,522	$335,084
Debt securities held-to-maturity (HTM)(1)	216,963	104,943
Marketable equity securities carried at fair value(2)	543	515
Non-marketable equity securities carried at fair value(2)	489	551
Non-marketable equity securities measured using the measurement alternative(3)	1,413	962
Non-marketable equity securities carried at cost(4)	4,892	5,304
Total investments	$512,822	$447,359

(1)Carried at adjusted amortized cost basis, net of any ACL.
(2)Unrealized gains and losses are recognized in earnings.
(3)Impairment losses and adjustments to the carrying value as a result of observable price changes are recognized in earnings. See “Non-Marketable Equity Securities Not Carried at Fair Value” below.
(4)Represents shares issued by the Federal Reserve Bank, Federal Home Loan Banks and certain exchanges of which Citigroup is a member.

The following table presents interest and dividend income on investments:

In millions of dollars	2021	2020	2019
Taxable interest	$6,975	$7,554	$9,269
Interest exempt from U.S. federal income tax	279	301	404
Dividend income	134	134	187
Total interest and dividend income on investments	$7,388	$7,989	$9,860

The following table presents realized gains and losses on the sales of investments, which exclude impairment losses:

In millions of dollars	2021	2020	2019
Gross realized investment gains	$860	$1,895	$1,599
Gross realized investment losses	(195)	(139)	(125)
Net realized gains on sales of investments	$665	$1,756	$1,474
Debt Securities Available-for-Sale
The amortized cost and fair value of AFS debt securities were as follows:

	December 31, 2021					December 31, 2020
In millions of dollars	Amortized cost	Gross unrealized gains	Gross unrealized losses	Allowance for credit losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Allowance for credit losses	Fair value
Debt securities AFS
Mortgage-backed securities(1)
U.S. government-sponsored agency guaranteed	$33,064	$453	$301	$—	$33,216	$42,836	$1,134	$52	$—	$43,918
Non-U.S. residential	380	1	1	—	380	568	3	—	—	571
Commercial	25	—	—	—	25	49	1	—	—	50
Total mortgage-backed securities	$33,469	$454	$302	$—	$33,621	$43,453	$1,138	$52	$—	$44,539
U.S. Treasury and federal agency securities
U.S. Treasury	$122,669	$615	$844	$—	$122,440	$144,094	$2,108	$49	$—	$146,153
Agency obligations	—	—	—	—	—	50	1	—	—	51
Total U.S. Treasury and federal agency securities	$122,669	$615	$844	$—	$122,440	$144,144	$2,109	$49	$—	$146,204
State and municipal	$2,643	$79	$101	$—	$2,621	$3,753	$123	$157	$—	$3,719
Foreign government	119,426	337	1,023	—	118,740	123,467	1,623	122	—	124,968
Corporate	5,972	33	77	8	5,920	10,444	152	91	5	10,500
Asset-backed securities(1)	304	—	1	—	303	277	5	4	—	278
Other debt securities	4,880	1	4	—	4,877	4,871	5	—	—	4,876
Total debt securities AFS	$289,363	$1,519	$2,352	$8	$288,522	$330,409	$5,155	$475	$5	$335,084

(1)The Company invests in mortgage- and asset-backed securities, which are typically issued by VIEs through securitization transactions. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. See Note 21 for mortgage- and asset-backed securitizations in which the Company has other involvement.

At December 31, 2021, the amortized cost of fixed income securities exceeded their fair value by $2,352 million. Of the $2,352 million, $1,895 million represented unrealized losses on fixed income investments that have been in a gross unrealized loss position for less than a year and, of these, 77% were rated investment grade; and $457 million represented unrealized losses on fixed income investments that have been in a gross unrealized loss position for a year or more and, of these, 99% were rated investment grade. Of the $457 million, $197 million represents foreign government securities.

The following table shows the fair value of AFS debt securities that have been in an unrealized loss position:

	Less than 12 months		12 months or longer		Total
In millions of dollars	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
December 31, 2021
Debt securities AFS
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$17,039	$270	$698	$31	$17,737	$301
Non-U.S. residential	96	1	1	—	97	1
Commercial	—	—	—	—	—	—
Total mortgage-backed securities	$17,135	$271	$699	$31	$17,834	$302
U.S. Treasury and federal agency securities
U.S. Treasury	$56,448	$713	$6,310	$131	$62,758	$844
Agency obligations	—	—	—	—	—	—
Total U.S. Treasury and federal agency securities	$56,448	$713	$6,310	$131	$62,758	$844
State and municipal	$229	$3	$874	$98	$1,103	$101
Foreign government	64,319	826	9,924	197	74,243	1,023
Corporate	2,655	77	22	—	2,677	77
Asset-backed securities	108	1	—	—	108	1
Other debt securities	3,439	4	—	—	3,439	4
Total debt securities AFS	$144,333	$1,895	$17,829	$457	$162,162	$2,352
December 31, 2020
Debt securities AFS
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$3,588	$30	$298	$22	$3,886	$52
Non-U.S. residential	1	—	—	—	1	—
Commercial	7	—	4	—	11	—
Total mortgage-backed securities	$3,596	$30	$302	$22	$3,898	$52
U.S. Treasury and federal agency securities
U.S. Treasury	$25,031	$49	$—	$—	$25,031	$49
Agency obligations	50	—	—	—	50	—
Total U.S. Treasury and federal agency securities	$25,081	$49	$—	$—	$25,081	$49
State and municipal	$836	$34	$893	$123	$1,729	$157
Foreign government	29,344	61	3,502	61	32,846	122
Corporate	1,083	90	24	1	1,107	91
Asset-backed securities	194	3	39	1	233	4
Other debt securities	182	—	—	—	182	—
Total debt securities AFS	$60,316	$267	$4,760	$208	$65,076	$475
The following table presents the amortized cost and fair value of AFS debt securities by contractual maturity dates:

	December 31,
	2021			2020
In millions of dollars	Amortized cost	Fair value	Weighted average yield(1)	Amortized cost	Fair value
Mortgage-backed securities(2)
Due within 1 year	$188	$189	0.79%	$27	$27
After 1 but within 5 years	211	211	1.07	567	571
After 5 but within 10 years	523	559	3.41	688	757
After 10 years	32,547	32,662	2.73	42,171	43,184
Total	$33,469	$33,621	2.72%	$43,453	$44,539
U.S. Treasury and federal agency securities
Due within 1 year	$34,321	$34,448	1.05%	$34,834	$34,951
After 1 but within 5 years	87,987	87,633	0.81	108,160	110,091
After 5 but within 10 years	361	359	1.42	1,150	1,162
After 10 years	—	—	—	—	—
Total	$122,669	$122,440	0.87%	$144,144	$146,204
State and municipal
Due within 1 year	$40	$40	2.09%	$427	$428
After 1 but within 5 years	121	124	3.16	189	198
After 5 but within 10 years	156	161	3.18	276	267
After 10 years	2,326	2,296	3.15	2,861	2,826
Total	$2,643	$2,621	3.14%	$3,753	$3,719
Foreign government
Due within 1 year	$49,263	$49,223	2.53%	$48,133	$48,258
After 1 but within 5 years	64,555	63,961	3.14	67,365	68,586
After 5 but within 10 years	3,736	3,656	1.72	5,908	6,011
After 10 years	1,872	1,900	1.52	2,061	2,113
Total	$119,426	$118,740	2.82%	$123,467	$124,968
All other(3)
Due within 1 year	$5,175	$5,180	0.94%	$6,661	$6,665
After 1 but within 5 years	5,177	5,149	1.91	7,814	7,891
After 5 but within 10 years	750	750	2.08	1,018	1,034
After 10 years	54	21	4.28	99	64
Total	$11,156	$11,100	1.48%	$15,592	$15,654
Total debt securities AFS	$289,363	$288,522	1.94%	$330,409	$335,084

(1)Weighted average yields are weighted based on the amortized cost of each security. The average yield considers the contractual coupon, amortization of premiums and accretion of discounts and excludes the effects of any related hedging derivatives.
(2)Includes mortgage-backed securities of U.S. government-sponsored agencies. The Company invests in mortgage- and asset-backed securities, which are typically issued by VIEs through securitization transactions.
(3)Includes corporate, asset-backed and other debt securities.
Debt Securities Held-to-Maturity

The carrying value and fair value of debt securities HTM were as follows:

In millions of dollars	Amortized cost, net(1)	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2021
Debt securities HTM
Mortgage-backed securities(2)
U.S. government-sponsored agency guaranteed	$63,885	$1,076	$925	$64,036
Non-U.S. residential	736	3	—	739
Commercial	1,070	4	2	1,072
Total mortgage-backed securities	$65,691	$1,083	$927	$65,847
U.S. Treasury securities	$111,819	$30	$1,632	$110,217
State and municipal(3)	8,923	589	12	9,500
Foreign government	1,651	4	36	1,619
Asset-backed securities(2)	28,879	8	32	28,855
Total debt securities HTM, net	$216,963	$1,714	$2,639	$216,038
December 31, 2020
Debt securities HTM
Mortgage-backed securities(2)
U.S. government-sponsored agency guaranteed	$49,004	$2,162	$15	$51,151
Non-U.S. residential	1,124	3	1	1,126
Commercial	825	1	1	825
Total mortgage-backed securities	$50,953	$2,166	$17	$53,102
U.S. Treasury securities(4)	$21,293	$4	$55	$21,242
State and municipal	9,185	755	11	9,929
Foreign government	1,931	91	—	2,022
Asset-backed securities(2)	21,581	6	92	21,495
Total debt securities HTM	$104,943	$3,022	$175	$107,790

(1)Amortized cost is reported net of ACL of $87 million and $86 million at December 31, 2021 and December 31, 2020, respectively.
(2)The Company invests in mortgage- and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. See Note 21 for mortgage- and asset-backed securitizations in which the Company has other involvement.
(3)In February 2021, the Company transferred $237 million of state and municipal bonds from AFS classification to HTM classification in accordance with ASC 320. At the time of transfer, the securities were in an unrealized gain position of $14 million. The gain amounts will remain in AOCI and will be amortized over the remaining life of the securities.
(4)In August 2020, Citibank transferred $13.1 billion of investments in U.S. Treasury securities from AFS classification to HTM classification in accordance with ASC 320. At the time of transfer, the securities were in an unrealized gain position of $144 million. The gain amounts will remain in AOCI and will be amortized over the remaining life of the securities.

The Company has the positive intent and ability to hold these securities to maturity or, where applicable, until the exercise of any issuer call option, absent any unforeseen significant changes in circumstances, including deterioration in credit or changes in regulatory capital requirements.
The net unrealized losses classified in AOCI for HTM debt securities primarily relate to debt securities previously classified as AFS that were transferred to HTM, and include any cumulative fair value hedge adjustments. The net unrealized loss amount also includes any non-credit-related changes in fair value of HTM debt securities that have suffered credit impairment recorded in earnings. The AOCI balance related to HTM debt securities is amortized as an adjustment of yield, in a manner consistent with the accretion of any difference between the carrying value at the transfer date and par value of the same debt securities.
The following table presents the carrying value and fair value of HTM debt securities by contractual maturity dates:

	December 31,
	2021			2020
In millions of dollars	Amortized cost(1)	Fair value	Weighted average yield(2)	Amortized cost(1)	Fair value
Mortgage-backed securities
Due within 1 year	$152	$151	1.70%	$81	$81
After 1 but within 5 years	684	725	3.01	463	477
After 5 but within 10 years	1,655	1,739	2.74	1,699	1,873
After 10 years	63,200	63,232	2.55	48,710	50,671
Total	$65,691	$65,847	2.56%	$50,953	$53,102
U.S. Treasury securities
After 1 but within 5 years	$65,498	$64,516	0.69%	$18,955	$19,127
After 5 but within 10 years	46,321	45,701	1.15	2,338	2,115
After 10 years	—	—	—	—	—
Total	$111,819	$110,217	0.88%	$21,293	$21,242
State and municipal
Due within 1 year	$51	$50	3.82%	$6	$6
After 1 but within 5 years	166	170	2.82	139	142
After 5 but within 10 years	908	951	3.23	818	869
After 10 years	7,798	8,329	2.65	8,222	8,912
Total	$8,923	$9,500	2.72%	$9,185	$9,929
Foreign government
Due within 1 year	$292	$291	7.86%	$361	$360
After 1 but within 5 years	1,359	1,328	6.30	1,570	1,662
After 5 but within 10 years	—	—	—	—	—
After 10 years	—	—	—	—	—
Total	$1,651	$1,619	6.58%	$1,931	$2,022
All other(3)
Due within 1 year	$—	$—	—%	$—	$—
After 1 but within 5 years	—	—	—	—	—
After 5 but within 10 years	11,520	11,515	2.78	11,795	15,020
After 10 years	17,359	17,340	1.34	9,786	6,475
Total	$28,879	$28,855	1.92%	$21,581	$21,495
Total debt securities HTM	$216,963	$216,038	1.65%	$104,943	$107,790

(1)Amortized cost is reported net of ACL of $87 million and $86 million at December 31, 2021 and December 30, 2020, respectively.
(2)Weighted average yields are weighted based on the amortized cost of each security. The average yield considers the contractual coupon, amortization of premiums and accretion of discounts and excludes the effects of any related hedging derivatives.
(3)Includes corporate and asset-backed securities.

HTM Debt Securities Delinquency and Non-Accrual
Details
Citi did not have any HTM debt securities that were delinquent or on non-accrual status at December 31, 2021 and 2020.

There were no purchased credit-deteriorated HTM debt
securities held by the Company as of December 31, 2021 and 2020.
Evaluating Investments for Impairment

AFS Debt Securities

Overview—AFS Debt Securities
The Company conducts periodic reviews of all AFS debt securities with unrealized losses to evaluate whether the impairment resulted from expected credit losses or from other factors and to evaluate the Company’s intent to sell such securities.
An AFS debt security is impaired when the current fair value of an individual AFS debt security is less than its amortized cost basis.
The Company recognizes the entire difference between amortized cost basis and fair value in earnings for impaired AFS debt securities that Citi has an intent to sell or for which Citi believes it will more-likely-than-not be required to sell prior to recovery of the amortized cost basis. However, for those AFS debt securities that the Company does not intend to sell and is not likely to be required to sell, only the credit-related impairment is recognized in earnings by recording an allowance for credit losses. Any remaining fair value decline for such securities is recorded in AOCI. The Company does not consider the length of time that the fair value of a security is below its amortized cost when determining if a credit loss exists.
For AFS debt securities, credit losses exist where Citi does not expect to receive contractual principal and interest cash flows sufficient to recover the entire amortized cost basis of a security. The allowance for credit losses is limited to the amount by which the AFS debt security’s amortized cost basis exceeds its fair value. The allowance is increased or decreased if credit conditions subsequently worsen or improve. Reversals of credit losses are recognized in earnings.
The Company’s review for impairment of AFS debt securities generally entails:

•identification and evaluation of impaired investments;
•consideration of evidential matter, including an evaluation of factors or triggers that could cause individual positions to qualify as credit impaired and those that would not support credit impairment; and
•documentation of the results of these analyses, as required under business policies.

The sections below describe the Company’s process for identifying expected credit impairments for debt security types that have the most significant unrealized losses as of December 31, 2021.

Mortgage-Backed Securities
Citi records no allowances for credit losses on U.S. government-agency-guaranteed mortgage-backed securities, because the Company expects to incur no credit losses in the event of default due to a history of incurring no credit losses and due to the nature of the counterparties.

State and Municipal Securities
The process for estimating credit losses in Citigroup’s AFS state and municipal bonds is primarily based on a credit analysis that incorporates third-party credit ratings. Citi monitors the bond issuers and any insurers providing default protection in the form of financial guarantee insurance. The average external credit rating, disregarding any insurance, is Aa2/AA. In the event of an external rating downgrade or other indicator of credit impairment (i.e., based on instrument-specific estimates of cash flows or probability of issuer default), the subject bond is specifically reviewed for adverse changes in the amount or timing of expected contractual principal and interest payments.
For AFS state and municipal bonds with unrealized losses that Citi plans to sell or would more-likely-than-not be required to sell, the full impairment is recognized in earnings. For AFS state and municipal bonds where Citi has no intent to sell and it is more-likely-than-not that the Company will not be required to sell, Citi records an allowance for expected credit losses for the amount it expects not to collect, capped at the difference between the bond’s amortized cost basis and fair value.

Equity Method Investments
Management assesses equity method investments that have fair values that are less than their respective carrying values for other-than-temporary impairment (OTTI). Fair value is measured as price multiplied by quantity if the investee has publicly listed securities. If the investee is not publicly listed, other methods are used (see Note 24).
For impaired equity method investments that Citi plans to sell prior to recovery of value or would more-likely-than-not be required to sell, with no expectation that the fair value will recover prior to the expected sale date, the full impairment is recognized as OTTI in Other revenue regardless of severity and duration. The measurement of the OTTI does not include partial projected recoveries subsequent to the balance sheet date.
For impaired equity method investments that management does not plan to sell and is not more-likely-than-not to be required to sell prior to recovery of value, the evaluation of whether an impairment is other-than-temporary is based on (i) whether and when an equity method investment will recover in value and (ii) whether the investor has the intent and ability to hold that investment for a period of time sufficient to recover the value. The determination of whether the impairment is considered other-than-temporary considers the following indicators:

•the cause of the impairment and the financial condition and near-term prospects of the issuer, including any specific events that may influence the operations of the issuer;
•the intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value; and
•the length of time and extent to which fair value has been less than the carrying value.

Recognition and Measurement of Impairment
The following tables present total impairment on Investments recognized in earnings:

	Year ended December 31, 2021
In millions of dollars	AFS	Other assets	Total
Impairment losses related to debt securities that the Company does not intend to sell nor will likely be required to sell:
Total impairment losses recognized during the period	$—	$—	$—
Less: portion of impairment loss recognized in AOCI (before taxes)	—	—	—
Net impairment losses recognized in earnings for debt securities that the Company does not intend to sell nor will likely be required to sell	$—	$—	$—
Impairment losses recognized in earnings for debt securities that the Company intends to sell, would more-likely-than-not be required to sell or will be subject to an issuer call deemed probable of exercise	181	—	181
Total impairment losses recognized in earnings	$181	$—	$181

	Year ended December 31, 2020
In millions of dollars	AFS	HTM	Other assets	Total
Impairment losses related to debt securities that the Company does not intend to sell nor will likely be required to sell:
Total impairment losses recognized during the period	$—	$—	$—	$—
Less: portion of impairment loss recognized in AOCI (before taxes)	—	—	—	—
Net impairment losses recognized in earnings for debt securities that the Company does not intend to sell nor will likely be required to sell	$—	$—	$—	$—
Impairment losses recognized in earnings for debt securities that the Company intends to sell, would more-likely-than-not be required to sell or will be subject to an issuer call deemed probable of exercise	109	—	—	109
Total impairment losses recognized in earnings	$109	$—	$—	$109

	Year ended December 31, 2019
In millions of dollars	AFS	HTM	Other assets	Total
Impairment losses related to debt securities that the Company does not intend to sell nor will likely be required to sell:
Total impairment losses recognized during the period	$1	$—	$1	$2
Less: portion of impairment loss recognized in AOCI (before taxes)	—	—	—	—
Net impairment losses recognized in earnings for debt securities that the Company does not intend to sell nor will likely be required to sell	$1	$—	$1	$2
Impairment losses recognized in earnings for debt securities that the Company intends to sell, would more-likely-than-not be required to sell or will be subject to an issuer call deemed probable of exercise	20	—	1	21
Total impairment losses recognized in earnings	$21	$—	$2	$23
The following presents the credit-related impairments recognized in earnings for AFS securities held that the Company does not intend to sell nor will likely be required to sell at December 31, 2021 and 2020:

Allowance for Credit Losses on AFS Debt Securities

	Year ended December 31, 2021
In millions of dollars	Mortgage-backed	U.S. Treasury and federal agency	State and municipal	Foreign government	Corporate	Total AFS
Allowance for credit losses at beginning of year	$—	$—	$—	$—	$5	$5
Gross write-offs	—	—	—	—	—	—
Gross recoveries	—	—	—	—	—	—
Net credit losses (NCLs)	$—	$—	$—	$—	$—	$—
NCLs	$—	$—	$—	$—	$—	$—
Credit losses on securities without previous credit losses	—	—	—	—	3	3
Net reserve builds (releases) on securities with previous credit losses	—	—	—	—	—	—
Total provision for credit losses	$—	$—	$—	$—	$3	$3
Initial allowance on newly purchased credit-deteriorated securities during the year	—	—	—	—	—	—
Allowance for credit losses at end of year	$—	$—	$—	$—	$8	$8

	Year ended December 31, 2020
In millions of dollars	Mortgage-backed	U.S. Treasury and federal agency	State and municipal	Foreign government	Corporate	Total AFS
Allowance for credit losses at beginning of year	$—	$—	$—	$—	$—	$—
Gross write-offs	—	—	—	—	—	—
Gross recoveries	—	—	—	—	2	2
Net credit losses (NCLs)	$—	$—	$—	$—	$2	$2
NCLs	$—	$—	$—	$—	$(2)	$(2)
Credit losses on securities without previous credit losses	—	—	—	3	5	8
Net reserve builds (releases) on securities with previous credit losses	—	—	—	(3)	—	(3)
Total provision for credit losses	$—	$—	$—	$—	$3	$3
Initial allowance on newly purchased credit-deteriorated securities during the year	—	—	—	—	—	—
Allowance for credit losses at end of year	$—	$—	$—	$—	$5	$5
Non-Marketable Equity Securities Not Carried at
Fair Value
Non-marketable equity securities are required to be measured at fair value with changes in fair value recognized in earnings unless (i) the measurement alternative is elected or (ii) the investment represents Federal Reserve Bank and Federal Home Loan Bank stock or certain exchange seats that continue to be carried at cost.
The election to measure a non-marketable equity security using the measurement alternative is made on an instrument-by-instrument basis. Under the measurement alternative, an equity security is carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer. The carrying value of the equity security is adjusted to fair value on the date of an observed transaction. Fair value may differ from the observed transaction price due to a number of factors, including marketability adjustments and differences in rights and obligations when the observed transaction is not for the identical investment held by Citi.
Equity securities under the measurement alternative are also assessed for impairment. On a quarterly basis, management qualitatively assesses whether each equity security under the measurement alternative is impaired. Impairment indicators that are considered include, but are not limited to, the following:

•a significant deterioration in the earnings performance, credit rating, asset quality or business prospects of the investee;
•a significant adverse change in the regulatory, economic or technological environment of the investee;
•a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates;
•a bona fide offer to purchase, an offer by the investee to sell or a completed auction process for the same or similar investment for an amount less than the carrying amount of that investment; and
•factors that raise significant concerns about the investee’s ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies or noncompliance with statutory capital requirements or debt covenants.
When the qualitative assessment indicates that impairment exists, the investment is written down to fair value, with the full difference between the fair value of the investment and its carrying amount recognized in earnings.
Below is the carrying value of non-marketable equity securities measured using the measurement alternative at December 31, 2021 and 2020:

In millions of dollars	December 31, 2021	December 31, 2020
Measurement alternative:
Carrying value	$1,413	$962

Below are amounts recognized in earnings and life-to-date amounts for non-marketable equity securities measured using the measurement alternative:

	Years ended December 31,
In millions of dollars	2021	2020
Measurement alternative(1):
Impairment losses	$25	$56
Downward changes for observable prices	—	19
Upward changes for observable prices	406	144

(1)     See Note 24 for additional information on these nonrecurring fair value measurements.

Life-to-date amounts on securities still held
In millions of dollars	December 31, 2021
Measurement alternative:
Impairment losses	$87
Downward changes for observable prices	3
Upward changes for observable prices	699

A similar impairment analysis is performed for non-marketable equity securities carried at cost. For the years ended December 31, 2021 and 2020, there was no impairment loss recognized in earnings for non-marketable equity securities carried at cost.
Investments in Alternative Investment Funds That Calculate Net Asset Value
The Company holds investments in certain alternative investment funds that calculate net asset value (NAV), or its equivalent, including private equity funds, funds of funds and real estate funds, as provided by third-party asset managers. Investments in such funds are generally classified as non-marketable equity securities carried at fair value. The fair values of these investments are estimated using the NAV of the Company’s ownership interest in the funds. Some of these investments are in “covered funds” for purposes of the
Volcker Rule, which prohibits certain proprietary investment activities and limits the ownership of, and relationships with, covered funds. On April 21, 2017, Citi’s request for extension of the permitted holding period under the Volcker Rule for certain of its investments in illiquid funds was approved, allowing the Company to hold such investments until the earlier of five years from the July 21, 2017 expiration date of the general conformance period or the date such investments mature or are otherwise conformed with the Volcker Rule.

	Fair value		Unfunded commitments		Redemption frequency (if currently eligible) monthly, quarterly, annually	Redemption notice period
In millions of dollars	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Private equity funds(1)(2)	$123	$123	$60	$62	—	—
Real estate funds(2)(3)	2	9	1	20	—	—
Mutual/collective investment funds	20	20	—	—
Total	$145	$152	$61	$82	—	—

(1)Private equity funds include funds that invest in infrastructure, emerging markets and venture capital.
(2)With respect to the Company’s investments in private equity funds and real estate funds, distributions from each fund will be received as the underlying assets held by these funds are liquidated. It is estimated that the underlying assets of these funds will be liquidated over a period of several years as market conditions allow. Private equity and real estate funds do not allow redemption of investments by their investors. Investors are permitted to sell or transfer their investments, subject to the approval of the general partner or investment manager of these funds, which generally may not be unreasonably withheld.
(3)Includes several real estate funds that invest primarily in commercial real estate in the U.S., Europe and Asia.